Segment information - Simplified statement of cash flows on telecommunication and Orange Bank activities - Additional information (Details) - EUR (€) € in Millions		12 Months Ended
	Nov. 13, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Interests paid on lease liabilities		€ (131)	€ (104)
Interests paid on financed asset liabilities		(1)	(1)
Significant litigations paid and received		(2,217)	5	€ (174)
Telecommunication licenses paid		(351)	(334)	(422)
Repayments of debts relating to financed assets		(60)	(17)	(123)
Capital increase (decrease) - non-controlling interests		2	79	68
Tax dispute for fiscal years 2005-2006	€ 2,246	2,246
Orange Bank [member]
Disclosure of operating segments [line items]
Capital increase (decrease) - non-controlling interests		197	122	101
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Significant litigations paid and received		2,217	5	(174)
Telecommunication licenses paid		(351)	(334)	(422)
Finance leases liabilities repayments				(123)
Capital increase (decrease) - non-controlling interests		(195)	€ (108)	€ (87)
Tax dispute for fiscal years 2005-2006		€ 2,246